Himax Technologies, Inc. (the Parent Company only) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	$ 184,452	$ 129,829	$ 185,466	$ 127,320
Investments in marketable securities available-for-sale	10,157	18,511
Other receivable from related party	7,150	0
Investment in non-marketable securities	12,242	11,211
Total assets	799,634	802,337
Current liabilities	324,746	352,730
Short-term debt	138,000	180,000
Total equity	468,151	441,341	468,297	448,559
Total liabilities and equity	799,634	802,337
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	759	1,536	$ 372	$ 268
Investments in marketable securities available-for-sale	4,399	4,505
Other receivable from related party	7,150	0
Other current assets	976	1,467
Investment in non-marketable securities	0	432
Investments in subsidiaries and affiliates	727,903	737,561
Total assets	741,187	745,501
Current liabilities	284	384
Short-term debt	119,000	161,000
Debt borrowing from a subsidiary	154,170	145,413
Total equity	467,733	438,704
Total liabilities and equity	$ 741,187	$ 745,501